Sep-22-04 13:27 From-NEW YORK STOCK EXCHANGE +2126565893 T-193 P.002/004 F-730

Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

NYSE

September 22, 2004

04037815

1-8389

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 – STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

RECD SEC
SEP 22 2004

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Public Storage, Inc., Depositary Shares (Each representing 1/1,000 of a share of 6.60% Cumulative Preferred Stock, Series C, par value $.01 per share) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on September 22, 2004. Tentative listing date – Not yet determined.

Sincerely,

PROCESSED
SEP 24 2004
THOMSON
FINANCIAL